Shareholder's equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholder's Equity [Abstract]
Changes in Shares Outstanding
Changes in shares outstanding are as follows:
(In number of shares)
Number of shares as of January 1, 2020	1
Issuance of shares - Contribution	4,499,999
Issuance of shares - Reserve allocation	175,313,880
Shares issued as of December 31, 2020	179,813,880
Movements of the period	13,579
Shares issued as of December 31, 2021	179,827,459
Treasury shares	(2,012,136)
SHARES OUTSTANDING AS OF DECEMBER 31, 2021	177,815,323

Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) are as follows:

(In millions of €)	Cash flow hedges	Gains (losses) on defined benefit pension plans	Foreign currency translation	Other	Accumulated other comprehensive income/(loss)	Accumulated other comprehensive income/(loss) – non- controlling interests	Total accumulated other comprehensive income/(loss)
Accumulated other comprehensive income/(loss) as of December 31, 2018	(5.0)	(17.3)	18.9	—	(3.3)	(0.6)	(4.0)
Gross effect before reclassification to profit or loss	(1.3)	(8.8)	(44.0)	—	(54.1)	0.9	(53.2)
Deferred tax	(3.0)	2.8	—	—	(0.2)	—	(0.2)
Reclassification to profit or loss	(5.0)	—	—	—	(5.0)	—	(5.0)
Accumulated other comprehensive income/(loss) as of December 31, 2019	(14.3)	(23.3)	(25.1)	—	(62.6)	0.3	(62.3)
Gross effect before reclassification to profit or loss	23.9	(1.3)	(147.4)	0.4	(124.4)	(1.4)	(125.8)
Deferred tax	(2.8)	1.0	—	—	(1.8)		(1.8)
Reclassification to profit or loss	(3.5)	—	—	—	(3.5)		(3.5)
Equity transaction with TechnipFMC	8.5	(0.4)	0.6	(0.4)	8.3	(1.0)	7.3
Accumulated other comprehensive income/(loss) as of December 31, 2020	11.8	(24.0)	(171.9)	—	(184.1)	(2.1)	(186.1)
Gross effect before reclassification to profit or loss	(30.7)	4.9	55.6	—	29.8	3.5	33.3
Deferred tax	2.6	(1.3)	—	—	1.3	(0.8)	0.5
Reclassification to profit or loss	12.4	—	—	—	12.4	—	12.4
Equity transaction with TechnipFMC	(0.3)	—	41.1	—	40.8	0.1	40.9
ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS) AS OF DECEMBER 31, 2021	(4.2)	(20.4)	(75.2)	—	(99.8)	0.7	(99.1)